Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses
Research and development	$ 723	$ 4,237	$ 2,028	$ 7,865
General and administrative expenses	881	1,693	2,415	3,062
Loss from operations	(1,604)	(5,930)	(4,443)	(10,927)
Change in fair value of warrant liability	(716)		426
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone		(113)		(1,224)
Gain on settlement with Parexel – iOx CRO	946		946
Share of loss in associate accounted for using equity method		(40)		(90)
Depreciation expense	(7)	(15)	(15)	(26)
Foreign exchange transaction (loss) gain	(5)	(17)	(7)	1
Interest income, net	24	43	69	123
Loss before benefit for income taxes	(1,362)	(6,072)	(3,024)	(12,143)
Income tax benefit (expense)		907	(2)	1,052
Net loss	(1,362)	(5,165)	(3,026)	(11,091)
Other comprehensive income (loss)
Net unrealized (loss) gain on investments		(1,300)		469
Total comprehensive loss for period	(1,362)	(6,465)	(3,026)	(10,622)
Net loss attributable to:
Owners of the Company	(1,360)	(5,158)	(3,016)	(11,077)
Non-controlling interest	(2)	(7)	(10)	(14)
Net loss	(1,362)	(5,165)	(3,026)	(11,091)
Comprehensive loss attributable to:
Owners of the Company	(1,360)	(6,458)	(3,016)	(10,608)
Non-controlling interest	(2)	(7)	(10)	(14)
Total comprehensive loss for period	$ (1,362)	$ (6,465)	$ (3,026)	$ (10,622)
Loss per share
Loss per share, basic	$ (1.26)	$ (5.80)	$ (2.84)	$ (12.47)
Loss per share, diluted	$ (1.26)	$ (5.80)	$ (2.84)	$ (12.47)
Weighted average shares outstanding
Weighted average shares outstanding, basic	1,076	890	1,063	888
Weighted average shares outstanding, diluted	1,076	890	1,063	888